ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (356,369)	$ (50,194)	¥ (290,339)	¥ (720,253)
Total operating expenses	(2,319,612)	(326,711)	(1,915,216)	(7,344,486)
Loss from operations	(149,006)	(20,987)	(118,052)	(3,180,343)
(Loss)/income before provision for income tax and share of results of equity investees	12,524	1,764	(2,533)	(3,062,214)
Net (loss)/income	(7,298)	(1,028)	13,172	(3,103,465)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(8,477)	(1,194)	(8,807)	(25,357)
Total operating expenses	(8,477)	(1,194)	(8,807)	(25,357)
Loss from operations	(8,477)	(1,194)	(8,807)	(25,357)
Equity in (loss)/gain of subsidiaries and VIEs	(28,414)	(4,002)	45,545	(3,106,437)
Income/(loss) from non-operations	29,593	4,168	(23,566)	28,329
(Loss)/income before provision for income tax and share of results of equity investees	(7,298)	(1,028)	13,172	(3,103,465)
Net (loss)/income	¥ (7,298)	$ (1,028)	¥ 13,172	¥ (3,103,465)